Assets held for sale (Tables)	9 Months Ended
Sep. 30, 2024
Assets held for sale [Abstract]
Amounts of assets held for sale
The amounts of Assets held for sale as of September 30, 2024 are as follows:
	Chile PV 1	AYES Canada	Total
		($ in thousands)
Property, plant and equipment under IAS 16	37,437		37,437
Intangible assets under IAS 38	344		344
Intangible assets under IFRS 16	129		129
Cash & cash equivalents	339		339
Other current assets	993	2,000	2,993
Total assets classified held for sale	39,242	2,000	41,242

Project debt	49,433		49,433
Lease liabilities	125		125
Other current and non-current liabilities	4,165		4,165
Total liabilities directly associated with the assets held for sale	53,723	-	53,723